Cover	Oct. 31, 2019
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2019
Entity File Number	001-35985
Entity Registrant Name	CDW CORPORATION
Entity Central Index Key	0001402057
Entity Tax Identification Number	26-0273989
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	75 Tri-State International
Entity Address, City or Town	Lincolnshire
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60069
City Area Code	847
Local Phone Number	465-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	CDW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false